Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended			9 Months Ended							9 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	0 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended						9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Jul. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 22, 2013	Dec. 31, 2011	Jul. 01, 2006	Dec. 31, 2013 Research and Development [Member]	Dec. 31, 2012 Research and Development [Member]	Jan. 31, 2014 Subsequent Event [Member]	Mar. 10, 2014 Subsequent Event [Member]	Mar. 31, 2013 Working capital [Member]	Sep. 30, 2014 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Sep. 30, 2014 Allowance for Sales Returns [Member]	Dec. 31, 2013 Allowance for Sales Returns [Member]	Sep. 30, 2014 Lincoln Park Capital Fund, LLC [Member]	Jul. 19, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Dec. 31, 2013 Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Dec. 11, 2013 Common Stock Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member]	Mar. 10, 2014 Common Stock Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member]	Sep. 30, 2014 Common Stock Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member]	Sep. 30, 2014 Common Stock Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member]	Mar. 10, 2014 Common Stock Purchase Agreement [Member] Lincoln Park Capital Fund, LLC [Member] Subsequent Event [Member]	Sep. 30, 2014 Common Stock Purchase Agreement [Member] Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Oct. 24, 2013 Series B Warrants [Member]	Jul. 24, 2013 Series B Warrants [Member]	Jul. 19, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Sep. 30, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member] Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Dec. 31, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series A Warrants [Member]	Sep. 30, 2014 Series A Warrants [Member]	Jun. 11, 2014 Series A Warrants [Member] Dr. Andrey Semechkin and Ruslan Semechkin [Member]	Sep. 30, 2014 Warrants [Member]	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Sep. 30, 2014 Skin Care [Member]	Sep. 30, 2013 Skin Care [Member]	Dec. 31, 2013 Skin Care [Member]	Dec. 31, 2012 Skin Care [Member]	Sep. 30, 2014 Cell Technology [Member]	Sep. 30, 2013 Cell Technology [Member]	Dec. 31, 2013 Cell Technology [Member]	Dec. 31, 2012 Cell Technology [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company								93.70%		93.70%		93.70%		93.70%
Common stock in subsidiary Company																		20,000,000
Burn rate												$ 495,000		$ 470,000
Capital expenditures and patent costs												83,000
Potential common stock value to be sold								10,250,000						10,250,000							10,250,000													10,250,000
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333																								9,866,666			1,666,666		0	8,200,000	3,800,000										200,000
Common stock sold																															1,838,000			250,000	817,000		1,588,000	817,000
Common stock, share issued				5,000,000				151,175,053		224,274,073		224,274,073		151,175,053	87,388,815	10,125,000						3,800,000	16,325,000																10,444,445								200,000	200,000
Proceeds from issuance of common stock	400,000	600,000	2,377,000	1,000,000	2,025,000	550,000	500,000					3,646,000	6,289,000	6,538,000	2,084,000																		497,000			0	1,588,000		1,000,000							497,000
Revenues										1,963,000	1,670,000	5,200,000	4,412,000	6,147,000	4,567,000
Restricted cash								50,000		50,000		50,000		50,000
Allowance for doubtful accounts								19,000		19,000		19,000		19,000	4,000
Estimated useful life of property and equipment												5 years		5 years
Percentage of revenue contributed																																																						48.00%	51.00%	52.00%	48.00%	52.00%	49.00%	48.00%	52.00%
Period of right of return guarantee														30 days	30 days
Allowance for sales returns																													10,000	10,000
Net deferred revenue								3,000		0		0		3,000	233,000
Non-vested restricted stock awards																								308,875	145,000	596,250	335,000	82,927
Vested stock options outstanding													17,914,518											20,770,037
Stock options outstanding, non-vested								4,679,290			5,780,175		5,780,175	4,679,290	7,969,230									6,372,173
Warrants outstanding								44,983,988		7,762,500		7,762,500		44,983,988	3,500,000		6,569,550																														36,554,822	36,554,822	0	10,088,154	7,762,500	44,983,988		200,000		200,000
Number of shares issuable upon exercise of warrants													67,395,832
Patent costs														75,000
Common stock value								151,000		224,000		224,000		151,000	87,000							817,000	3,266,000
Proceeds from issuance of common stock and warrants									2,377,000																							1,000,000
Proceeds from exercise of warrants													242,000	2,386,000	4,000																		497,000							1,722,000			2,144,000	242,000	2,356,000	497,000		30,000
Issuance of common stock and warrants									20,000,000
Warrants exercise																																											15,054,822	1,700,000			200,000
Expiration date of warrants														Oct. 24, 2013																											Oct. 24, 2013	Oct. 24, 2013	Oct. 24, 2013
Patents and patent licenses								2,760,000						2,760,000	2,083,000
Amortization expense										16,000	15,000	47,000	45,000						61,000	54,000
Accumulated amortization								510,000		556,000		556,000		510,000	449,000
Impairment losses on long-lived assets														52,000	190,000
Rate of return under 30-day product guarantee								3.00%						3.00%	3.00%
Allowance for sales returns														10,000
One-time recognition of prior deferred revenue														277,000
Prior deferred cost of sales								$ 21,000						$ 21,000
Shares of common stock reserved for future issuance net								129,269,826		132,340,872		132,340,872		129,269,826																																							3,500,000
Vested stock options outstanding								18,958,403						18,958,403	15,407,902
Warrants outstanding converted into common stock				2,500,000				45,650,654						45,650,654		5,062,500